CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  March 6, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


                Re: Van Kampen Unit Trusts, Municipal Series 681
                        File No. 333-149146, CIK #1371687

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Ladies/Gentlemen:

         On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Municipal Series 681 (the "Fund"), there is hereby filed Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission on January 9, 2008.

         The Trust Agreement was entered into today and Bonds (as defined in the indenture) have been deposited with the Trustee. In connection therewith the trustee has issued in the names of Van Kampen Funds Inc. and the other underwriters named in the prospectus, certificates being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

         In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is submitted herewith. The changes in the prospectus represent the completion of various statements by information based on the Bonds deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Bonds which will comprise the portfolio of the trusts in the fund, the Statement of Condition of the Fund and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

         It is our opinion that the subject Registration Statement does not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

         We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Mark J. Kneedy at (312) 845-3787 or Scott R. Anderson at (312) 845-3834.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP